UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      West Creek Capital LLC

Address:   3 Bethesda Metro Center
           Suite 810
           Bethesda, Maryland 20814


Form 13F File Number: 028-12850


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jacqueline Manger
Title:  VP, Chief Operating Officer
Phone:  (301) 263-7458

Signature,  Place,  and  Date  of  Signing:

Jacqueline Manger                  Bethesda, Maryland                 8/10/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              15

Form 13F Information Table Value Total:  $    33,534.00
                                         --------------
                                         (In Thousands)

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ ----------------- --------- -------- ----------------- ---------- -------- -------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ ----------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
2020 CHINACAP ACQUIRCO UNIT EX common stock      90212G208     1746   223000 SH       SOLE                 223000      0    0
A H BELO CORP COM CL A         common stock      001282102      204   208280 SH       SOLE                 208280      0    0
ADVANCED TECH ACQU CRP UNIT EX common stock      007556202     1447   180000 SH       SOLE                 180000      0    0
BELO CORP COM SER A            common stock      080555105     1971  1101095 SH       SOLE                1101095      0    0
CAPITAL SR LIVING CORP COM     common stock      140475104     7262  1596050 SH       SOLE                1596050      0    0
CBS CORP NEW CL B              common stock      124857202     1071   154700 SH       SOLE                 154700      0    0
CMS BANCORP INC COM            common stock      12600U102     1176   167979 SH       SOLE                 167979      0    0
GREAT LAKE DREDGE DCK COM      common stock      390607109     2941   615354 SH       SOLE                 615354      0    0
HICKS ACQST CO I INC UNIT EX   common stock      429086408      105    11000 SH       SOLE                  11000      0    0
KAPSTONE PAPER & PACK COM      common stock      48562P103    10588  2257494 SH       SOLE                2257494      0    0
KAPSTONE PAPER & PACK WT EX 08 common stock      48562P111      135   965755 SH       SOLE                 965755      0    0
ONVIA COM INC COM              common stock      68338T403     3855   654572 SH       SOLE                 654572      0    0
OVERTURE ACQST CORP UNIT EX 00 common stock      G6830P209      513    52300 SH       SOLE                  52300      0    0
PROLIANCE INTL INC COM         common stock      74340R104        0    10460 SH       SOLE                  10460      0    0
SAPPHIRE INDUSTRL CORP UNIT EX common stock      80306T208      520    53000 SH       SOLE                  53000      0    0